Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

(in thousands of USD)	Customer contracts	Other intangible assets	Total intangible assets
At January 1, 2022
Cost	—	1,205	1,205
Depreciation	—	(1,019)	(1,019)
Net carrying amount	—	186	186

Acquisitions	16,569	13	16,582
Depreciation charges	(913)	(108)	(1,021)
Translation differences	—	(1)	(1)
Balance at December 31, 2022	15,656	90	15,746

At January 1, 2023
Cost	16,569	1,218	17,787
Depreciation & translation differences	(913)	(1,128)	(2,041)
Net carrying amount	15,656	90	15,746

Acquisitions	—	60	60
Depreciation charges	(1,556)	(56)	(1,612)
Translation differences	—	—	—
Balance at December 31, 2023	14,100	94	14,194

At December 31, 2023
Cost	16,569	1,278	17,847
Depreciation & translation differences	(2,469)	(1,184)	(3,653)
Net carrying amount	14,100	94	14,194

In connection with the acquisition of the remaining 50% in TI Asia and TI Africa in May, 2022, a part of the price paid is related to an intangible asset (customer contracts with NOC for the service part, i.e. recharge of opex, maintenance and crew). Management estimated the fair value of the intangible asset related to the service component of the NOC contract, resulting in a value of $16.6 million at May 31, 2022. This amount will be depreciated till the end of the contractual service, or until July 21, 2032 and September 21, 2032 respectively.

The other intangible assets are mainly related to software assets.